Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Wages payable	$ 3,827	$ 3,858	$ 2,525
Covenant fees			435
Interest payable	325	304	238
Legal expenses	200		141
Deposit liability for early exercised options			3
Accrued expenses	620	456	358
Total accrued expenses and other current liabilities	$ 4,972	$ 4,618	$ 3,700